UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-8573

Name of Fund: BlackRock MuniHoldings California Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniHoldings California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2007                      (in Thousands)

                         Face
                       Amount     Municipal Bonds                                                                       Value
--------------------------------------------------------------------------------------------------------------------------------
California - 146.4%   $ 1,000     ABAG Finance Authority for Nonprofit Corporations, California, COP (Children
                                  Hospital Medical Center), 6% due 12/01/2029 (a)                                     $    1,063
                      ----------------------------------------------------------------------------------------------------------
                        3,345     ABC California Unified School District, GO, Series A, 5.625% due 8/01/2020 (e)(j)        3,434
                      ----------------------------------------------------------------------------------------------------------
                        4,000     Acalanes, California, Unified High School District, GO, 5.80% due 8/01/2007 (e)(i)       4,069
                      ----------------------------------------------------------------------------------------------------------
                        7,360     Alhambra, California, Unified School District, GO (Election of 2004), Series A,
                                  5% due 8/01/2029 (c)                                                                     7,791
                      ----------------------------------------------------------------------------------------------------------
                       12,775     Anaheim, California, Public Financing Authority, Lease Revenue Bonds (Public
                                  Improvement Projects), Sub-Series C, 4.538% due 9/01/2035 (e)(n)                         3,498
                      ----------------------------------------------------------------------------------------------------------
                        7,000     Azusa, California, Public Financing Authority, Parity Revenue Bonds (Water System
                                  Capital Improvements Program), 5% due 7/01/2031 (e)                                      7,438
                      ----------------------------------------------------------------------------------------------------------
                        4,535     Bakersfield, California, COP, Refunding (Convention Center Expansion Project),
                                  5.875% due 4/01/2007 (b)(i)                                                              4,581
                      ----------------------------------------------------------------------------------------------------------
                        3,885     Berkeley, California, GO, Series C, 5.375% due 9/01/2029 (c)                             3,985
                      ----------------------------------------------------------------------------------------------------------
                        2,000     Berkeley, California, Unified School District, GO, Series I, 5.75%
                                  due 8/01/2008 (e)(i)                                                                     2,078
                      ----------------------------------------------------------------------------------------------------------
                        4,520     Berkeley, California, Unified School District, GO, Series I, 5.875%
                                  due 8/01/2008 (e)(i)                                                                     4,702
                      ----------------------------------------------------------------------------------------------------------
                        2,925     Cajon Valley, California, Union School District, GO, Series B, 5.50%
                                  due 8/01/2027 (b)                                                                        3,124
                      ----------------------------------------------------------------------------------------------------------
                        2,180     California Community College Financing Authority, Lease Revenue Bonds
                                  (Grossmont-Palomar-Shasta), Series A, 5.625% due 4/01/2026 (b)                           2,326
                      ----------------------------------------------------------------------------------------------------------
                        5,815     California Educational Facilities Authority, Revenue Refunding Bonds
                                  (Occidental College), 5.625% due 10/01/2007 (b)(i)                                       5,988
                      ----------------------------------------------------------------------------------------------------------
                        5,000     California Educational Facilities Authority, Revenue Refunding Bonds
                                  (Occidental College), 5.70% due 10/01/2007 (b)(i)                                        5,151
                      ----------------------------------------------------------------------------------------------------------
                        5,615     California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series B, 3.70%
                                  due 8/01/2033 (e)(h)                                                                     5,615
                      ----------------------------------------------------------------------------------------------------------
                        6,370     California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series N, 3.70%
                                  due 8/01/2021 (e)(h)                                                                     6,370
                      ----------------------------------------------------------------------------------------------------------
                        1,700     California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series R, 3.64%
                                  due 8/01/2023 (a)(h)                                                                     1,700
                      ----------------------------------------------------------------------------------------------------------
                        7,500     California HFA, Home Mortgage Revenue Bonds, VRDN, Series F, 3.70%
                                  due 2/01/2033 (a)(h)                                                                     7,500
                      ----------------------------------------------------------------------------------------------------------
                          205     California HFA, S/F Mortgage Revenue Bonds, AMT, Series A-1, Class II, 6%
                                  due 8/01/2020 (b)                                                                          209
                      ----------------------------------------------------------------------------------------------------------
                        1,160     California HFA, S/F Mortgage Revenue Bonds, AMT, Series C-2, Class II, 5.625%
                                  due 8/01/2020 (b)(d)                                                                     1,181
                      ----------------------------------------------------------------------------------------------------------
                        9,250     California Health Facilities Financing Authority Revenue Bonds
                                  (Kaiser Permanente), Series A, 5.50% due 6/01/2022 (e)(j)                                9,618

Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings California Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
DRIVERS     Derivative Inverse Tax-Exempt Receipts
GO          General Obligation Bonds
HFA         Housing Finance Agency
M/F         Multi-Family
S/F         Single-Family
VRDN        Variable Rate Demand Notes

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2007                      (in Thousands)

                         Face
                       Amount     Municipal Bonds                                                                       Value
--------------------------------------------------------------------------------------------------------------------------------
                      $   510     California Health Facilities Financing Authority, Revenue Refunding Bonds
                                  (Catholic Healthcare West), Series A, 5.75% due 7/01/2007 (a)(i)                    $      512
                      ----------------------------------------------------------------------------------------------------------
                        1,840     California Health Facilities Financing Authority, Revenue Refunding Bonds
                                  (Catholic Healthcare West), Series A, 6% due 7/01/2025 (b)                               1,886
                      ----------------------------------------------------------------------------------------------------------
                        1,900     California Infrastructure and Economic Development Bank Revenue Bonds
                                  (Los Angeles County Department of Public Social Servic2,1145.75% due 9/01/2023 (a)       2,114
                      ----------------------------------------------------------------------------------------------------------
                        2,000     California State, GO, 5.50% due 6/01/2025 (c)                                            2,097
                      ----------------------------------------------------------------------------------------------------------
                        7,500     California State, GO, 5.25% due 4/01/2027                                                8,044
                      ----------------------------------------------------------------------------------------------------------
                          845     California State, GO, Refunding, 5.75% due 12/01/2009 (i)                                  901
                      ----------------------------------------------------------------------------------------------------------
                          230     California State, GO, Refunding, 5.75% due 12/01/2009 (i)                                  245
                      ----------------------------------------------------------------------------------------------------------
                        6,000     California State, GO, Refunding, 5.25% due 2/01/2026 (b)                                 6,403
                      ----------------------------------------------------------------------------------------------------------
                        2,000     California State Public Works Board, Lease Revenue Bonds (Office of Emergency
                                  Services), Series A, 5% due 3/01/2032 (c)                                                2,122
                      ----------------------------------------------------------------------------------------------------------
                       20,000     California State Public Works Board, Lease Revenue Bonds (Various University
                                  of California Projects), Series C, 5.125% due 9/01/2007 (a)(i)                          20,500
                      ----------------------------------------------------------------------------------------------------------
                        2,625     California State Public Works Board, Lease Revenue Refunding Bonds (Various
                                  Community College Project), Series B, 5.625% due 3/01/2019 (a)                           2,655
                      ----------------------------------------------------------------------------------------------------------
                       10,000     California State University, Systemwide Revenue Bonds, Series A, 5% due
                                  11/01/2032 (c)                                                                          10,513
                      ----------------------------------------------------------------------------------------------------------
                        5,000     California State University, Systemwide Revenue Refunding Bonds, Series A, 5%
                                  due 11/01/2029 (e)                                                                       5,255
                      ----------------------------------------------------------------------------------------------------------
                        7,050     California State, Various Purpose, GO, 5.50% due 11/01/2033                              7,674
                      ----------------------------------------------------------------------------------------------------------
                       14,000     California State, Veterans, GO, Refunding, AMT, Series BZ, 5.35%
                                  due 12/01/2021 (b)                                                                      14,096
                      ----------------------------------------------------------------------------------------------------------
                        4,915     California Statewide Communities Development Authority, Health Facility Revenue
                                  Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                            5,424
                      ----------------------------------------------------------------------------------------------------------
                        1,090     California Statewide Communities Development Authority Revenue Bonds
                                  (Los Angeles Orthopedic Hospital Foundation), 5.50% due 6/01/2019 (a)                    1,104
                      ----------------------------------------------------------------------------------------------------------
                        5,000     California Statewide Communities Development Authority, Revenue Refunding
                                  Bonds (Kaiser Hospital Asset Management, Inc.), Series C, 5.25% due 8/01/2031            5,291
                      ----------------------------------------------------------------------------------------------------------
                        2,650     California Statewide Communities Development Authority, Revenue Refunding
                                  Bonds (Kaiser Permanente), Series A, 5% due 4/01/2031                                    2,736
                      ----------------------------------------------------------------------------------------------------------
                        8,705     Castaic Lake, California, Water Agency Revenue Bonds, COP (Water System
                                  Improvement Project), 5.50% due 8/01/2009 (a)(i)                                         9,167
                      ----------------------------------------------------------------------------------------------------------
                        9,905     Chaffey Community College District, California, GO (Election of 2002),
                                  Series B, 5% due 6/01/2030 (b)                                                          10,469
                      ----------------------------------------------------------------------------------------------------------
                        2,750     Chula Vista, California, Public Financing Authority, Revenue Refunding Bonds,
                                  Series A, 5% due 9/01/2029 (b)                                                           2,893
                      ----------------------------------------------------------------------------------------------------------
                        2,500     Colton, California, Joint Unified School District, GO, Series A, 5.375%
                                  due 8/01/2026 (c)                                                                        2,717
                      ----------------------------------------------------------------------------------------------------------
                        7,800     Contra Costa, California, Community College District, GO (Election of 2002), 5%
                                  due 8/01/2028 (b)                                                                        8,215
                      ----------------------------------------------------------------------------------------------------------
                        2,000     Contra Costa County, California, COP, Refunding (Merrithew Memorial Hospital
                                  Project), 5.50% due 11/01/2022 (b)                                                       2,058
                      ----------------------------------------------------------------------------------------------------------
                        5,910     Corona, California, Department of Water and Power, COP, 5% due 9/01/2029 (b)             6,238
                      ----------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2007                      (in Thousands)

                         Face
                       Amount     Municipal Bonds                                                                       Value
--------------------------------------------------------------------------------------------------------------------------------
                      $ 4,250     Coronado, California, Community Development Agency, Tax Allocation Bonds
                                  (Coronado Community Development Project), 5% due9/01/2030 (a)                       $    4,473
                      ----------------------------------------------------------------------------------------------------------
                        2,395     Covina-Valley, California, Unified School District, GO, Refunding, Series A, 5.50%
                                  due 8/01/2026 (e)                                                                        2,596
                      ----------------------------------------------------------------------------------------------------------
                        3,750     Culver City, California, Redevelopment Finance Authority, Tax Allocation Revenue
                                  Refunding Bonds, Series A, 5.60% due 11/01/2025 (e)                                      3,979
                      ----------------------------------------------------------------------------------------------------------
                        1,870     Davis, California, Joint Unified School District, Community Facilities District,
                                  Special Tax Refunding Bonds, Number 1, 5.50% due 8/15/2021 (b)                           1,883
                      ----------------------------------------------------------------------------------------------------------
                       11,000     East Side Union High School District, California, Santa Clara County, Capital
                                  Appreciation, GO (Election of 2002), Series E, 5.125% due 8/01/2028 (k)(n)               3,881
                      ----------------------------------------------------------------------------------------------------------
                        1,000     Escondido, California, COP, Refunding, Series A, 5.75% due 9/01/2024 (c)                 1,071
                      ----------------------------------------------------------------------------------------------------------
                        5,000     Foothill-De Anza, California, Community College District, GO, Refunding, 5%
                                  due 8/01/2030 (c)                                                                        5,233
                      ----------------------------------------------------------------------------------------------------------
                        4,455     Fresno, California, Airport Revenue Bonds, AMT, Series B, 5.50% due 7/01/2020 (e)        4,685
                      ----------------------------------------------------------------------------------------------------------
                        5,200     Fullerton, California, Joint Union High School District, GO (Election of 2002),
                                  Series B, 5% due 8/01/2029 (c)                                                           5,505
                      ----------------------------------------------------------------------------------------------------------
                        4,040     Garden Grove, California, COP (Financing Project), Series A, 5.50%
                                  due 3/01/2026 (a)                                                                        4,347
                      ----------------------------------------------------------------------------------------------------------
                        5,200     Glendale, California, Unified School District, GO, Series B, 5.125%
                                  due 9/01/2023 (e)                                                                        5,341
                      ----------------------------------------------------------------------------------------------------------
                        2,155     Hartnell, California, Community College District, GO (Election of 2002),
                                  Series B, 5% due 6/01/2031 (e)                                                           2,288
                      ----------------------------------------------------------------------------------------------------------
                        4,565     Hemet, California, Unified School District, GO, Series A, 5.375%
                                  due 8/01/2026 (b)                                                                        4,857
                      ----------------------------------------------------------------------------------------------------------
                        9,205     Industry, California, Urban Development Agency, Tax Allocation Refunding Bonds
                                  (Civic-Recreational-Industrial Redevelopment Project Number 1), 5.50%
                                  due 5/01/2020 (b)                                                                        9,368
                      ----------------------------------------------------------------------------------------------------------
                        1,700     Inglewood, California, Unified School District, GO, Series A, 5.60%
                                  due 10/01/2009 (c)(i)                                                                    1,801
                      ----------------------------------------------------------------------------------------------------------
                        2,300     Irvine, California, Unified School District, Special Tax (Community Facilities
                                  District Number 86-1), 5.375% due 11/01/2020 (a)                                         2,404
                      ----------------------------------------------------------------------------------------------------------
                        4,665     Irvine, California, Unified School District, Special Tax Refunding Bonds
                                  (Community Facilities District Number 86-1), 5.80% due 11/01/2020 (a)                    4,815
                      ----------------------------------------------------------------------------------------------------------
                        2,500     La Quinta, California, Financing Authority, Local Agency Revenue Bonds,
                                  Series A, 5.25% due 9/01/2024 (a)                                                        2,712
                      ----------------------------------------------------------------------------------------------------------
                        1,210     Little Lake, California, City School District, GO, Series B, 5.25%
                                  due 7/01/2022 (e)                                                                        1,300
                      ----------------------------------------------------------------------------------------------------------
                        4,000     Long Beach, California, Bond Finance Authority, Lease Revenue Bonds
                                  (Rainbow Harbor Refinancing Project), Series A, 5.25% due 5/01/2009 (a)(i)               4,176
                      ----------------------------------------------------------------------------------------------------------
                       11,110     Long Beach, California, Harbor Revenue Refunding Bonds, AMT, Series B, 5.20%
                                  due 5/15/2027 (b)                                                                       11,725
                      ----------------------------------------------------------------------------------------------------------
                       10,000     Los Angeles, California, Community Redevelopment Agency, Community
                                  Redevelopment Financing Authority Revenue Bonds (Bunker Hill Project), Series A,
                                  5% due 12/01/2027 (e)                                                                   10,506
                      ----------------------------------------------------------------------------------------------------------
                          160     Los Angeles, California, M/F Housing Revenue Refunding Bonds, Senior Series G,
                                  5.65% due 1/01/2014 (e)                                                                    161
                      ----------------------------------------------------------------------------------------------------------
                        5,730     Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds
                                  (Police Headquarters Facility and Public Works Building), Series A, 5%
                                  due 1/01/2025 (c)                                                                        6,112
                      ----------------------------------------------------------------------------------------------------------
                        5,400     Los Angeles, California, Unified School District, GO, Refunding,
                                  Series B, 4.75% due 7/01/2026 (c)                                                        5,604
                      ----------------------------------------------------------------------------------------------------------
                       10,000     Los Angeles, California, Unified School District, GO, Series E, 5%
                                  due 7/01/2030 (a)                                                                       10,574

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2007                      (in Thousands)

                         Face
                       Amount     Municipal Bonds                                                                       Value
--------------------------------------------------------------------------------------------------------------------------------
                      $ 5,000     Los Angeles, California, Wastewater System Revenue Refunding Bonds,
                                  Series A, 4.75% due 6/01/2035 (b)                                                   $    5,133
                      ----------------------------------------------------------------------------------------------------------
                        5,000     Los Angeles, California, Water and Power Revenue Bonds (Power System),
                                  Sub-Series A-1, 5% due 7/01/2031 (e)                                                     5,283
                      ----------------------------------------------------------------------------------------------------------
                        9,000     Los Angeles County, California, Metropolitan Transportation Authority,
                                  Sales Tax Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A,
                                  5% due 7/01/2035 (a)                                                                     9,510
                      ----------------------------------------------------------------------------------------------------------
                        3,750     Los Angeles County, California, Metropolitan Transportation Authority,
                                  Sales Tax Revenue Refunding Bonds, Proposition C, Second Tier Senior-Series A,
                                  5.25% due 7/01/2010 (c)(i)                                                               3,981
                      ----------------------------------------------------------------------------------------------------------
                        2,735     Los Gatos, California, Unified School District, GO (Election 2001),
                                  Series B, 5% due 8/01/2030 (e)                                                           2,880
                      ----------------------------------------------------------------------------------------------------------
                        1,890     Los Rios, California, Community College District, GO (Election of 2002),
                                  Series B, 5% due 8/01/2027 (b)                                                           2,003
                      ----------------------------------------------------------------------------------------------------------
                        2,000     Madera, California, Public Financing Authority, Water and Wastewater Revenue
                                  Refunding Bonds, 5% due 3/01/2036 (b)                                                    2,113
                      ----------------------------------------------------------------------------------------------------------
                        6,365     Merced, California, Community College District, GO (School Facilities
                                  District Number 1), 5% due 8/01/2031 (b)                                                 6,765
                      ----------------------------------------------------------------------------------------------------------
                        5,000     Merced, California, Irrigation District, Electrical System Revenue Refunding
                                  Bonds, 5.25% due 9/01/2036 (k)                                                           5,387
                      ----------------------------------------------------------------------------------------------------------
                        3,550     Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                  Series A, 5% due 7/01/2035 (e)                                                           3,751
                      ----------------------------------------------------------------------------------------------------------
                        9,000     Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                  Series B-1, 5% due 10/01/2033 (c)                                                        9,490
                      ----------------------------------------------------------------------------------------------------------
                        2,290     Modesto, California, Irrigation District, COP, Refunding and Capital
                                  Improvements, Series A, 5% due 10/01/2027 (a)                                            2,432
                      ----------------------------------------------------------------------------------------------------------
                        5,000     Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds,
                                  5% due 9/01/2029 (a)                                                                     5,246
                      ----------------------------------------------------------------------------------------------------------
                        2,400     Monrovia, California, Unified School District, GO (Election of 2006), Series A,
                                  5% due 8/01/2031 (e)                                                                     2,551
                      ----------------------------------------------------------------------------------------------------------
                        2,000     Montebello, California, Community Redevelopment Agency, Housing Tax Allocation
                                  Bonds, Series A, 5.45% due 9/01/2007 (e)(i)                                              2,055
                      ----------------------------------------------------------------------------------------------------------
                        4,150     Moorpark, California, Redevelopment Agency, Tax Allocation Bonds (Moorpark
                                  Redevelopment Project), 5.125% due 10/01/2031 (a)                                        4,389
                      ----------------------------------------------------------------------------------------------------------
                        2,315     Morgan Hill, California, Unified School District, GO, 5.75% due 8/01/2010 (c)(i)         2,497
                      ----------------------------------------------------------------------------------------------------------
                        3,275     Northern California Power Agency, Public Power Revenue Refunding Bonds
                                  (Hydroelectric Project Number 1), Series A, 5.125% due 7/01/2023 (b)                     3,354
                      ----------------------------------------------------------------------------------------------------------
                        9,995     Oakland, California, Alameda County Unified School District, GO, Refunding,
                                  Series C, 5.50% due 8/01/2019 (c)                                                       10,010
                      ----------------------------------------------------------------------------------------------------------
                        3,705     Oakland, California, Alameda County Unified School District, GO, Series F,
                                  5.625% due 8/01/2020 (b)                                                                 3,933
                      ----------------------------------------------------------------------------------------------------------
                        5,245     Oakland, California, Alameda County Unified School District, GO, Series F,
                                  5.625% due 8/01/2021 (b)                                                                 5,567
                      ----------------------------------------------------------------------------------------------------------
                        6,000     Oakland, California, Alameda County Unified School District, GO, Series F,
                                  5.50% due 8/01/2024 (b)                                                                  6,324
                      ----------------------------------------------------------------------------------------------------------
                        5,000     Ohlone, California, Community College District, GO, Series B, 5%
                                  due 8/01/2030 (e)                                                                        5,289
                      ----------------------------------------------------------------------------------------------------------
                       10,000     Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood
                                  Trunk Sewer and Headworks Projects), Series A, 5.25% due 6/01/2034 (c)                  10,718
                      ----------------------------------------------------------------------------------------------------------
                       10,000     Oxnard, California, Financing Authority, Water Revenue Bonds, 5% due 6/01/2031 (b)      10,595
                      ----------------------------------------------------------------------------------------------------------
                        6,475     Palm Desert, California, Financing Authority, Tax Allocation Revenue Bonds
                                  (Project Area Number 2), 5% due 8/01/2033 (b)                                            6,803
                      ----------------------------------------------------------------------------------------------------------
                        5,750     Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding
                                  Bonds (Project Area Number 1), 5.45% due 4/01/2007 (b)(i)                                5,865
                      ----------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2007                      (in Thousands)

                         Face
                       Amount     Municipal Bonds                                                                       Value
--------------------------------------------------------------------------------------------------------------------------------
                      $ 1,000     Palm Springs, California, COP, Refunding (Multiple Capital Facilities
                                  Project), 5.75% due 4/01/2017 (a)                                                   $    1,030
                      ----------------------------------------------------------------------------------------------------------
                        1,600     Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                  (Convention Center Project), Series A, 5.50% due 11/01/2035 (b)                          1,770
                      ----------------------------------------------------------------------------------------------------------
                        4,000     Pittsburg, California, Public Financing Authority, Water Revenue Bonds, 5.50%
                                  due 6/01/2007 (b)(i)                                                                     4,092
                      ----------------------------------------------------------------------------------------------------------
                        9,100     Pleasanton, California, Unified School District, GO, Series E, 5.50%
                                  due 8/01/2008 (c)(i)                                                                     9,424
                      ----------------------------------------------------------------------------------------------------------
                        5,000     Port of Oakland, California, Port Revenue Refunding Bonds, Series I, 5.40%
                                  due 11/01/2017 (b)                                                                       5,150
                      ----------------------------------------------------------------------------------------------------------
                        3,500     Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%
                                  due 11/01/2014 (c)                                                                       3,690
                      ----------------------------------------------------------------------------------------------------------
                       17,120     Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%
                                  due 11/01/2029 (c)                                                                      18,037
                      ----------------------------------------------------------------------------------------------------------
                        4,800     Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds, 5%
                                  due 6/15/2033 (b)                                                                        5,087
                      ----------------------------------------------------------------------------------------------------------
                       10,090     RNR School Financing Authority, California, Special Tax Bonds (Community
                                  Facilities District Number 92-1), Series A, 5% due 9/01/2036 (a)                        10,648
                      ----------------------------------------------------------------------------------------------------------
                        5,085     Rancho Cordova, California, COP (City Hall Facility Acquisition Project),
                                  5% due 2/01/2015 (k)(i)                                                                  5,519
                      ----------------------------------------------------------------------------------------------------------
                        2,205     Richmond, California, Joint Powers Financing Authority, Tax Allocation Revenue
                                  Bonds, Series A, 5.50% due 9/01/2018 (b)                                                 2,347
                      ----------------------------------------------------------------------------------------------------------
                       10,735     Riverside, California, Unified School District, GO (Election of 2001), Series B,
                                  5% due 8/01/2030 (b)                                                                    11,418
                      ----------------------------------------------------------------------------------------------------------
                        5,245     Rohnert Park, California, Community Development Commission, Tax Allocation
                                  Revenue Bonds (Rohnert Park Redevelopment Project), Series R, 5% due 8/01/2030 (c)       5,553
                      ----------------------------------------------------------------------------------------------------------
                       10,000     Rohnert Park, California, Community Development Commission, Tax Allocation
                                  Revenue Bonds (Rohnert Park Redevelopment Project), Series R, 5% due 8/01/2037 (c)      10,562
                      ----------------------------------------------------------------------------------------------------------
                        8,775     Sacramento, California, City Financing Authority, Revenue Refunding Bonds,
                                  5% due 12/01/2029 (c)                                                                    9,274
                      ----------------------------------------------------------------------------------------------------------
                       10,825     Sacramento, California, Municipal Utility District, Electric Revenue Refunding
                                  Bonds, Series L, 5.125% due 7/01/2022 (b)                                               11,073
                      ----------------------------------------------------------------------------------------------------------
                        2,500     Sacramento, California, Municipal Utility District Financing Authority,
                                  Revenue Bonds (Consumers Project), 5.125% due 7/01/2029 (b)                              2,692
                      ----------------------------------------------------------------------------------------------------------
                        1,700     Sacramento County, California, Airport System Revenue Bonds, Series A, 5.25%
                                  due 7/01/2017 (e)                                                                        1,814
                      ----------------------------------------------------------------------------------------------------------
                        4,000     Sacramento County, California, Sanitation District Financing Authority,
                                  Revenue Refunding Bonds, 5% due 8/01/2030 (b)                                            4,232
                      ----------------------------------------------------------------------------------------------------------
                        4,115     Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029 (e)         4,331
                      ----------------------------------------------------------------------------------------------------------
                        5,440     San Bernardino, California, Joint Powers Financing Authority, Lease Revenue
                                  Bonds (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (b)           5,502
                      ----------------------------------------------------------------------------------------------------------
                        1,480     San Bernardino County, California, COP, Refunding (Medical Center Financing
                                  Project), 5.50% due 8/01/2019 (b)                                                        1,482
                      ----------------------------------------------------------------------------------------------------------
                       12,555     San Diego, California, Community College District, GO (Election of 2002),
                                  5% due 5/01/2030 (e)                                                                    13,264
                      ----------------------------------------------------------------------------------------------------------
                        5,055     San Diego, California, Public Facilities Financing Authority, Sewer Revenue
                                  Bonds, Series A, 5.25%  due 5/15/2027 (c)                                                5,113
                      ----------------------------------------------------------------------------------------------------------
                        1,500     San Diego County, California, COP (Edgemoor Project and Regional System),
                                  Refunding, 5% due 2/01/2029 (a)                                                          1,575
                      ----------------------------------------------------------------------------------------------------------
                        4,000     San Diego County, California, Water Authority, Water Revenue Bonds, COP,
                                  Series A, 5% due 5/01/2031 (e)                                                           4,206
                      ----------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2007                      (in Thousands)

                         Face
                       Amount     Municipal Bonds                                                                       Value
--------------------------------------------------------------------------------------------------------------------------------
                      $ 6,795     San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                  Bonds, 5.50% due 7/01/2009 (c)(i)                                                   $    7,149
                      ----------------------------------------------------------------------------------------------------------
                       13,100     San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                  Refunding Bonds, Series A, 5% due 7/01/2030 (b)                                         13,852
                      ----------------------------------------------------------------------------------------------------------
                        6,430     San Francisco, California, City and County Airport Commission, International
                                  Airport Revenue Bonds, AMT, Second Series, Issue 24A, 5.50% due 5/01/2024 (e)            6,760
                      ----------------------------------------------------------------------------------------------------------
                        2,118     San Jose, California, Financing Authority, Lease Revenue Refunding Bonds, DRIVERS,
                                  Series 1280Z, 6.071% due 12/01/2010 (a)(g)(o)                                            2,267
                      ----------------------------------------------------------------------------------------------------------
                       10,410     San Jose-Evergreen, California, Community College District, Capital Appreciation,
                                  GO (Election of 2004),  Refunding, Series A, 5.17% due 9/01/2024 (b)(n)                  4,499
                      ----------------------------------------------------------------------------------------------------------
                        7,250     San Jose-Evergreen, California, Community College District, Capital Appreciation,
                                  GO (Election of 2004),  Refunding, Series A, 5.34% due 9/01/2029 (b)(n)                  2,343
                      ----------------------------------------------------------------------------------------------------------
                        3,955     San Juan, California, Unified School District, GO, 5.625% due 8/01/2018 (c)              4,233
                      ----------------------------------------------------------------------------------------------------------
                        3,830     San Juan, California, Unified School District, GO, 5.625% due 8/01/2019 (c)              4,099
                      ----------------------------------------------------------------------------------------------------------
                        4,250     San Juan, California, Unified School District, GO (Election of 2002), 5%
                                  due 8/01/2028 (b)                                                                        4,476
                      ----------------------------------------------------------------------------------------------------------
                       15,000     San Mateo County, California, Community College District, GO (Election of 2005),
                                  Series B, 4.49% due 9/01/2033 (b)(n)                                                     4,446
                      ----------------------------------------------------------------------------------------------------------
                        5,650     San Mateo County, California, Transit District, Sales Tax Revenue Refunding
                                  Bonds, Series A, 5% due 6/01/2029 (b)                                                    5,976
                      ----------------------------------------------------------------------------------------------------------
                        7,345     Sanger, California, Unified School District, GO (Election of 2006), 5%
                                  due 8/01/2027 (e)                                                                        7,905
                      ----------------------------------------------------------------------------------------------------------
                       14,000     Santa Clara, California, Redevelopment Agency, Tax Allocation Bonds (Bayshore
                                  North Project), Series A, 5.50% due 6/01/2023 (a)                                       14,631
                      ----------------------------------------------------------------------------------------------------------
                        6,050     Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5%
                                  due 7/01/2028 (b)                                                                        6,368
                      ----------------------------------------------------------------------------------------------------------
                        9,750     Santa Clara County, California, Financing Authority, Lease Revenue Refunding
                                  Bonds, Series A, 5% due 11/15/2022 (a)                                                  10,007
                      ----------------------------------------------------------------------------------------------------------
                        9,000     Santa Fe Springs, California, Community Development, Commission Tax Allocation
                                  Refunding Bonds (Consolidated Redevelopment Project), Series A, 5%
                                  due 9/01/2022 (b)                                                                        9,215
                      ----------------------------------------------------------------------------------------------------------
                        5,110     Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds
                                  (Earthquake Recovery Redevelopment Project), 6% due 7/01/2009 (a)(i)                     5,431
                      ----------------------------------------------------------------------------------------------------------
                        2,855     Santa Rosa, California, High School District, GO (Election of 2002), 5%
                                  due 8/01/2028 (b)                                                                        3,007
                      ----------------------------------------------------------------------------------------------------------
                       10,910     Southern California Public Power Authority, Power Project Revenue Bonds
                                  (Magnolia Power Project), Series A-1, 5% due 7/01/2033 (a)                              11,361
                      ----------------------------------------------------------------------------------------------------------
                        1,570     Southwestern Community College District, California, GO, Refunding, 5.25% due
                                  8/01/2017 (b)                                                                            1,746
                      ----------------------------------------------------------------------------------------------------------
                        3,200     Stockton, California, Public Financing Authority, Water Revenue Bonds (Water
                                  System Capital Improvement Projects), Series A, 5% due 10/01/2031 (b)                    3,386
                      ----------------------------------------------------------------------------------------------------------
                        1,500     Stockton, California, Redevelopment Agency, Revenue Bonds (Stockton Events
                                  Center - Arena Project), 5% due 9/01/2028 (c)                                            1,571
                      ----------------------------------------------------------------------------------------------------------
                        4,400     Tamalpais, California, Union High School District, GO (Election of 2006),
                                  5% due 8/01/2028 (b)                                                                     4,687
                      ----------------------------------------------------------------------------------------------------------
                       13,025     Tracy, California, Area Public Facilities Financing Agency, Special Tax
                                  Refunding Bonds (Community Facilities District Number 87-1), Series H, 5.875%
                                  due 10/01/2019 (b)                                                                      13,212
                      ----------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of March 31, 2007                      (in Thousands)

                         Face
                       Amount     Municipal Bonds                                                                       Value
--------------------------------------------------------------------------------------------------------------------------------
                      $ 6,655     Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A,
                                  5% due 9/15/2033 (c)                                                                $    7,015
                      ----------------------------------------------------------------------------------------------------------
                        7,475     University of California, COP, Series A, 5.25% due 11/01/2007 (a)(i)                     7,621
                      ----------------------------------------------------------------------------------------------------------
                       10,500     University of California, General Revenue Refunding Bonds, Series A, 5%
                                  due 5/15/2027 (a)                                                                       11,042
                      ----------------------------------------------------------------------------------------------------------
                        1,410     University of California Revenue Bonds, Series K, 5.25% due 9/01/2008 (c)(i)             1,457
                      ----------------------------------------------------------------------------------------------------------
                       16,000     University of California, Revenue Refunding Bonds (Multiple Purpose Projects),
                                  Series E, 5.125% due 9/01/2020 (b)                                                      16,253
                      ----------------------------------------------------------------------------------------------------------
                       10,000     Vista, California, Unified School District, GO, Series A, 5.25% due 8/01/2025 (e)       10,639
                      ----------------------------------------------------------------------------------------------------------
                        2,550     Vista, California, Unified School District, GO, Series B, 5% due 8/01/2028 (c)           2,686
                      ----------------------------------------------------------------------------------------------------------
                        6,075     Washington, California, Unified School District (Yolo County), Capital
                                  Appreciation, GO (Election of 2004), Series A, 4.98% due 8/01/2029 (c)(n)                2,239
                      ----------------------------------------------------------------------------------------------------------
                        5,825     West Contra Costa, California, Unified School District, Capital Appreciation,
                                  GO (Election of 2002), Series C, 5.78% due 8/01/2029 (c)(n)                              2,146
                      ----------------------------------------------------------------------------------------------------------
                        6,690     West Contra Costa, California, Unified School District, GO (Election of 2002),
                                  Series B, 5% due 8/01/2032 (e)                                                           6,948
                      ----------------------------------------------------------------------------------------------------------
                        2,595     West Contra Costa, California, Unified School District, GO (Election of 2005),
                                  Series A, 5% due 8/01/2026 (e)                                                           2,754
                      ----------------------------------------------------------------------------------------------------------
                        7,490     Westlands, California, Water District, COP, Series A, 5% due 9/01/2031 (b)               7,916
                      ----------------------------------------------------------------------------------------------------------
                        3,145     Yorba Linda, California, Redevelopment Agency, Redevelopment Project Tax
                                  Allocation Revenue Bonds (Subordinate Lien), Series B, 5% due 9/01/2032 (a)              3,307
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 3.3%     11,215     Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.30%
                                  due 7/01/2020 (e)                                                                       11,848
                      ----------------------------------------------------------------------------------------------------------
                        7,880     Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%
                                  due 7/01/2029                                                                            8,233
--------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds (Cost - $878,377) - 149.7%                                       911,687
--------------------------------------------------------------------------------------------------------------------------------

                                  Municipal Bonds Held in Trust (f)
--------------------------------------------------------------------------------------------------------------------------------
California - 25.3%     12,000     Contra Costa County, California, COP, Refunding (Merrithew Memorial Hospital
                                  Project), 5.375% due 11/01/2017 (b)                                                     12,347
                      ----------------------------------------------------------------------------------------------------------
                        7,165     La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series
                                  A, 5.125% due 9/01/2034 (a)                                                              7,594
                      ----------------------------------------------------------------------------------------------------------
                       15,490     Peralta, California, Community College District, GO (Election of 2000), Series
                                  D, 5% due 8/01/2035 (e)                                                                 16,389
                      ----------------------------------------------------------------------------------------------------------
                       25,350     Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%
                                  due 11/01/2027 (c)                                                                      26,935
                      ----------------------------------------------------------------------------------------------------------
                       34,260     Sacramento, California, Municipal Utility District Financing Authority Revenue
                                  Bonds (Consumers Project), 5.125% due 7/01/2029 (b)                                     36,885
                      ----------------------------------------------------------------------------------------------------------
                       10,000     San Diego County, California, Water Authority, Water Revenue Refunding Bonds,
                                  COP, Series A, 5% due 5/01/2032 (b)                                                     10,513
                      ----------------------------------------------------------------------------------------------------------
                       13,500     San Francisco, California, City and County Public Utilities Commission, Water
                                  Revenue Refunding Bonds, Series A, 5% due 11/01/2032 (b)                                14,169
                      ----------------------------------------------------------------------------------------------------------
                       10,564     San Jose, California, Financing Authority, Lease Revenue Refunding Bonds (Civic
                                  Center Project), Series B, 5% due 6/01/2032 (a)                                         10,936
                      ----------------------------------------------------------------------------------------------------------
                       17,400     University of California, Limited Project Revenue Bonds, Series B, 5%
                                  due 5/15/2033 (e)                                                                       18,396
                      ----------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds Held in Trust (Cost - $152,246) - 25.3%                          154,164
--------------------------------------------------------------------------------------------------------------------------------

                       Shares
                         Held     Short-Term Securities                                                                    Value
--------------------------------------------------------------------------------------------------------------------------------
                        2,181     CMA California Municipal Money Fund, 3.03% (l)(m)                                   $    2,181
--------------------------------------------------------------------------------------------------------------------------------
                                  Total Short-Term Securities  (Cost - $2,181) - 0.4%                                      2,181
--------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost - $1,032,804*) - 175.4%                                      1,068,032

                                  Other Assets Less Liabilities - 0.8%                                                     4,865

                                  Liability for Trust Certificates, Including Interest Expense Payable - (12.1%)        (73,707)

                                  Preferred Stock, at Redemption Value - (64.1%)                                       (390,222)
                                                                                                                      ----------
                                  Net Assets, Applicable to Common Stock - 100.0%                                     $  608,968
                                                                                                                      ==========

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $   969,580
                                                                    ===========
      Gross unrealized appreciation                                 $    26,319
      Gross unrealized depreciation                                        (731)
                                                                    -----------
      Net unrealized appreciation                                   $    25,588
                                                                    ===========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FSA Insured.
(f) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(i)   Prerefunded.
(j)   Escrowed to maturity.
(k)   XL Capital Insured.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net          Dividend
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      CMA California Municipal Money Fund                 (266)           $143
      --------------------------------------------------------------------------

(m)   Represents the current yield as of March 31, 2007.
(n) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(o) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Item 2 - Controls and Procedures

2(a) - The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures, including internal control over financial reporting, within 90 days of this filing. Such principal officers have concluded that as of January 23, 2007 the Registrant's disclosure controls and procedures were effective in design and operation to reasonably ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods, and were sufficient to form the basis of the certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended. Prior to reaching that conclusion, such principal officers had become aware of matters relating to the Registrant's participation in certain inverse floater structures that necessitated adjustments to financial information included in the Registrant's annual report to shareholders on Form N-CSR. As a result, management of the Registrant had reevaluated certain disclosure controls and procedures determined not to be effective, as discussed more fully below.

       Management of the Registrant is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The Registrant's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a registrant's assets that could have a material effect on the financial statements.

       Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

       A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Registrant's ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Registrant's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

       The Registrant identified the following control deficiency, that was determined to be a material weakness, as defined above, in the Registrant's internal control over financial reporting at October 31, 2006. The Registrant's controls related to the review and analysis of relevant terms and conditions of transfers of certain assets pertaining to inverse floater structures were not operating effectively to appropriately determine whether the transfers of assets qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). As a result, these controls did not detect that certain transfers were not appropriately recorded as borrowings. Accordingly, the Registrant's schedule of investments as of and for the period ended October 31, 2006, were restated to appropriately reflect transfers of such securities as secured borrowings. These adjustments had no impact on net assets, net asset value per share or total return.

       Subsequent to October 31, 2006, but prior to the evaluation of the design and operation of the Registrant's disclosure controls and procedures at January 23, 2007, the Registrant's disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floater structures in light of SFAS 140.

2(b) - There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Registrant has enhanced controls related to the application of SFAS 140.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: May 21, 2007